UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-13

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    APG Investment Services NV
Address: Oude Lindestraat 70
         Postbus 6401
         Heerlen, Netherlands,

13F File Number:  028-11014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ludmila Chwazik
Title:     Chief Compliance Officer
Phone:     917-368-3531

Signature, Place, and Date of Signing:

 Ludmila Chwazik     New York, NY     April 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $3,622 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-04817                     Stichting Pensioenfonds ABP
02   028-13073                     APG Group

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      508     1148 SH       Defined 01 02               0     1148        0
AT&T INC                       COM              00206R102      313     8520 SH       Defined 01 02               0     8520        0
COCA COLA CO                   COM              191216100      252     6242 SH       Defined 01 02               0     6242        0
GENERAL ELECTRIC CO            COM              369604103      335    14502 SH       Defined 01 02               0    14502        0
GOOGLE INC                     CL A             38259P508      292      368 SH       Defined 01 02               0      368        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      325     1525 SH       Defined 01 02               0     1525        0
MERCK & CO INC NEW             COM              58933Y105      250     5663 SH       Defined 01 02               0     5663        0
MICROSOFT CORP                 COM              594918104      312    10913 SH       Defined 01 02               0    10913        0
PEPSICO INC                    COM              713448108      203     2572 SH       Defined 01 02               0     2572        0
PROCTER & GAMBLE CO            COM              742718109      324     4211 SH       Defined 01 02               0     4211        0
SCHLUMBERGER LTD               COM              806857108      201     2690 SH       Defined 01 02               0     2690        0
SPRINT NEXTEL CORP             COM SER 1        852061100       78    12517 SH       Defined 01 02               0    12517        0
VERIZON COMMUNICATIONS INC     COM              92343V104      229     4657 SH       Defined 01 02               0     4657        0